Note 19 - Trade and Other Receivables - Trade and Other Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Trade receivables	$ 3,866	$ 4,959	$ 3,112
Contract assets	694	2,723	3,382
Prepayments	787	2,837	432
Other receivables	3,507	2,011	5,475
Current tax receivable	182	182	155
Total	$ 9,036	$ 12,712	$ 12,556